                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

    Supplement dated December 15, 2008, to PROSPECTUSES dated April 28, 2008
                                       and
                        PROSPECTUSES dated June 16, 2008

            Availability of Income Plus for Life 12.08 Series Riders
                                       and
      Changes to the Principal Plus for Life Plus Automatic Annual Step-up
                                     Rider

This Supplement describes:

     - two new versions of our optional guaranteed minimum withdrawal benefit Riders - Income Plus for Life and Income Plus for Life - Joint Life. We refer to the new versions of the Income Plus for Life Riders as the "Income Plus for Life 12.08" Rider and the "Income Plus for Life - Joint Life 12.08" Rider. We refer to these new Riders collectively as the "Income Plus for Life 12.08 Series Riders" in this Supplement; and

     - an increase in the Rider fee and a restriction on one of the available Investment Options for new Contracts issued with the Principal Plus for Life Plus Automatic Annual Step-up optional guaranteed minimum withdrawal benefit Rider.

An Income Plus for Life 12.08 Series Rider may be available to your Contract if you elect to exchange your existing guaranteed minimum withdrawal benefit Rider after you purchased your Contract and if the Rider is available in your state. You must satisfy the conditions we impose upon an exchange of guaranteed minimum withdrawal benefit Riders to purchase one of these Riders.

This Supplement is intended to supplement prospectuses dated April 28, 2008, and June 16, 2008 for VENTURE(R) VARIABLE ANNUITY, VENTURE VANTAGE(R) VARIABLE ANNUITY, VENTURE III(R) VARIABLE ANNUITY, and VENTURE VISION(R) VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact us at our Annuities Service Center:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

ANNUITIES SERVICE CENTER
164 Corporate Drive
Portsmouth, NH 03801-6815
(617) 663-3000 or
(800) 344-1029

MAILING ADDRESS
Post Office Box 9505
Portsmouth, NH 03802-9505
www.jhannuities.com

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

ANNUITIES SERVICE CENTER
164 Corporate Drive
Portsmouth, NH 03801-6815
(877) 391-3748 or
(800) 551-2078

MAILING ADDRESS
Post Office Box 9506
Portsmouth, NH 03802-9506
www.jhannuitiesnewyork.com

WHAT ARE THE NEW FEATURES OF THE INCOME PLUS FOR LIFE 12.08 SERIES RIDERS?

The Income Plus for Life 12.08 Series Riders are optional "guaranteed minimum withdrawal benefit" Riders. The differences between the Income Plus for Life (Quarterly Step-up Review) and Income Plus for Life - Joint Life (Quarterly Step-up Review) Riders described in the annuity prospectus and the Income Plus for Life 12.08 Series Riders include the following:

     -    New Rider fees;

     - An Owner's eligibility for Benefit Base Step-ups is now reviewed on an annual basis instead of quarterly;

     - The Franklin Templeton Founding Allocation Trust is no longer an available Investment Option with the Rider; and

     -    The Target Amount benefit is revised.

We describe each of these features in more detail in this Supplement. We also provide new examples in this Supplement to illustrate hypothetical results of Contracts with an Income Plus for Life 12.08 Rider and Income Plus for Life - Joint Life 12.08 Rider, including examples of hypothetical results of Contracts with a NY Income Plus for Life 12.08 Rider. In all other respects, the Income Plus for Life 12.08 Series Riders are the same as the Income Plus for Life (Quarterly Step-up Review) and Income Plus for Life - Joint Life (Quarterly Step-up Review) Riders described in the annuity prospectus. You should carefully read the annuity prospectus for more information about the Income Plus for Life and Income Plus for Life - Joint Life Riders.

ARE THE NEW INCOME PLUS FOR LIFE 12.08 SERIES RIDERS AVAILABLE UNDER OUR EXCHANGE PROGRAM?

There may be some states where the Income Plus for Life 12.08 Riders are not available for sale. If you live in one of those states, for information about the guaranteed minimum withdrawal benefit Riders that may be available to your Contract under our exchange program, please refer to the annuity prospectus without the revisions described in this Supplement.

We revise the first section of the appendix to the annuity prospectus entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" to read as follows:

Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders

This section describes the conditions under which you may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for one of the following optional guaranteed minimum withdrawal benefit Riders after you purchase a Contract:

     - Income Plus for Life 12.08 (if available in your state on your Contract Anniversary; otherwise Income Plus for Life (Quarterly Step-up Review) or Income Plus for Life (Annual Step-up Review), as applicable); or

     - Income Plus for Life - Joint Life 12.08 (if available in your state on your Contract Anniversary; otherwise Income Plus for Life - Joint Life (Quarterly Step-up Review) or Income Plus for Life (Annual Step-up Review), as applicable); or

     - Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     -    Principal Returns.

Any exchange of Riders is subject to the availability of the new Rider and/or this exchange program in your state.

WHAT ARE THE FEES FOR THE INCOME PLUS FOR LIFE 12.08 RIDERS AND THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER?

The current fee for the Income Plus for Life 12.08 Series Riders is equal to 0.85% of the "Adjusted Benefit Base" for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-up applied on that prior Contract Anniversary) increased by any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase either the Income Plus for Life 12.08 or Income Plus for Life - Joint Life 12.08 fee on the effective date of each Step-up. In such a situation, neither fee will ever exceed 1.20%.

The current fee for the Principal Plus for Life Plus Automatic Annual Step-up Rider is equal to 0.70% of the "Adjusted Guaranteed Withdrawal Balance" for Contracts issued both outside of New York and in New York. The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary (including any Step-up applied on that prior Contract Anniversary) increased by any Bonus or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up fee on the effective date of each Step-up. In such a situation, the fee will never exceed 1.20%.

To reflect the new fees of the Income Plus for Life 12.08 Series Riders and the Principal Plus for Life Plus Automatic Annual Step-up Rider, we are revising the following table in "III. Fee Tables" in the annuity prospectus:

OTHER ACCOUNT FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefit Riders

(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)

             INCOME PLUS FOR  INCOME PLUS FOR  INCOME PLUS FOR LIFE  INCOME PLUS FOR LIFE   PRINCIPAL PLUS
                LIFE 12.08       LIFE 12.08     - JOINT LIFE 12.08    - JOINT LIFE 12.08     FOR LIFE PLUS   PRINCIPAL
             (issued outside     (issued in       (issued outside         (issued in       AUTOMATIC ANNUAL   PLUS FOR   PRINCIPAL
               New York)(1)     New York)(1)       New York)(2)          New York)(2)         STEP-UP(3)      Life(4)   RETURNS(5)
             ---------------  ---------------  --------------------  --------------------  ----------------  ---------  ----------
Maximum Fee       1.20%            1.20%               1.20%                 1.20%               1.20%         0.75%       0.95%
Current Fee       0.85%            0.80%               0.85%                 0.80%               0.70%         0.40%       0.50%

(1)  The current charge for the Income Plus for Life 12.08 Rider (issued outside
     NY) is 0.85% of the Adjusted Benefit Base. The current charge for the Income Plus for Life 12.08 Rider (issued in NY) is 0.80% of the Adjusted Benefit Base. We reserve the right to increase these charges up to a maximum charge of 1.20 % if the Benefit Base is stepped up to equal the Contract Value. The charges for the Income Plus for Life (Quarterly Step-up Review) Rider (offered where the Income Plus for Life 12.08 version is not yet available) are shown without the revisions described in this Supplement in "III. Fee Tables" in the annuity prospectus.

(2) The current charge for the Income Plus for Life - Joint Life 12.08 Rider (issued outside NY) is 0.85% of the Adjusted Benefit Base. The current charge for the Income Plus for Life - Joint Life 12.08 Rider (issued in NY) is 0.80% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20 % if the Benefit Base is stepped up to equal the Contract Value. The charges for the Income Plus for Life - Joint Life (Quarterly Step-up Review) Rider (offered where the Income Plus for Life - Joint Life 12.08 version is not yet available) are shown without the revisions described in this Supplement in "III. Fee Tables" in the annuity prospectus.

(3) The current charge for the Principal Plus for Life Plus Automatic Annual Step-up Rider is 0.70% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

(4) The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

(5) The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

ARE THERE INVESTMENT RESTRICTIONS UNDER THE INCOME PLUS FOR LIFE 12.08 SERIES RIDERS AND THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER?

Yes. If you purchase any of our guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. The information about the currently available individual Investment Options in the annuity prospectus, including the supplement dated June 16, 2008, entitled "New Variable Annuity Investment Options," is revised as follows:

Available Individual Investment Options

If you purchase a Contract with any of our currently offered guaranteed minimum withdrawal benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Portfolios:

     -    American Asset Allocation Trust

     -    American Fundamental Holdings Trust

     -    American Global Diversification Trust

     -    Capital Appreciation Value Trust

     -    Core Allocation Plus Trust

     -    Disciplined Diversification Trust

     - Franklin Templeton Founding Allocation Trust (not available with Income Plus for Life 12.08 Series and Principal Plus for Life Plus Automatic Annual Step-up)

     -    Index Allocation Trust

     -    Lifestyle Growth Trust (not available with Principal Returns)

     -    Lifestyle Balanced Trust

     -    Lifestyle Moderate Trust

     -    Lifestyle Conservative Trust

     -    Money Market Trust

Please read the annuity prospectus for additional information on the currently available Model Allocations.

WHAT ADDITIONAL INFORMATION SHOULD I KNOW ABOUT THE INCOME PLUS FOR LIFE 12.08 SERIES RIDERS?

DEFINITIONS. Please read the Guaranteed Minimum Withdrawal Benefit Rider definitions, as well as the definitions for the Income Plus for Life (Quarterly Step-up Review) Rider, in the annuity prospectus for information about some of the terms we use in this Supplement. The definition of "INCOME PLUS FOR LIFE SERIES RIDERS" is amended as follows:

     INCOME PLUS FOR LIFE SERIES RIDERS: All six Income Plus for Life Riders - i.e., Income Plus for Life 12.08, Income Plus for Life - Joint Life 12.08, Income Plus for Life (Quarterly Step-up Review), Income Plus for Life - Joint Life (Quarterly Step-up Review), Income Plus for Life (Annual Step-up Review) and Income Plus for Life - Joint Life (Annual Step-up Review).

We revise the annuity prospectus to add two sections in "VI. Optional Benefits." The first new section (immediately following in this Supplement) is entitled "Income Plus for Life 12.08" and describes features of a single life Rider. The second new section (beginning on page 9 of this Supplement) is entitled "Income Plus for Life - Joint Life 12.08" and describes features of a Rider based on the lifetimes of two individuals:

Income Plus for Life 12.08

OVERVIEW. The Income Plus for Life 12.08 Rider provides a guaranteed minimum withdrawal benefit, called the Lifetime Income Amount, during the Accumulation Period. This is the amount we guarantee to be available for you to withdraw from your Contract each year, beginning on a Lifetime Income Date. The Lifetime Income Date depends on the age of the Covered Person(s) when you purchase an Income Plus for Life 12.08 Series Rider. If you purchase an Income Plus for Life
12.08 Rider when the Covered Person is age 58 1/2 (age 61 if issued in New York) or older, the Lifetime Income Date will be the Rider's effective date. We calculate the Lifetime Income Amount on the Lifetime Income Date. If the Lifetime Income Date coincides with an Income Plus for Life 12.08 Rider's effective date, the initial Lifetime Income Amount equals 5% of the initial Purchase Payment for your Contract, assuming you purchase the Rider when you purchase your Contract. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, we will calculate an initial Lifetime Income Amount on the Lifetime Income Date to equal 5% of the Benefit Base in effect at that time. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life 12.08 guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. We may reduce the Lifetime Income Amount if you take withdrawals in excess of the Lifetime Income Amount. We also reduce the Benefit Base if you take any withdrawals before the Lifetime Income Date. If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more Lifetime Income Bonuses. We also may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we step up the Benefit Base to reflect investment performance.

In the discussions of the Income Plus for Life 12.08 features on pages 4 through 9 of this Supplement, we have noted several differences between the version of the Income Plus for Life 12.08 Rider issued in the state of New York (the "NY Income Plus for Life 12.08 Rider") and the Income Plus for Life 12.08 Rider available outside of New York. We also provide examples to illustrate hypothetical results of Contracts with a NY Income Plus for Life 12.08 Rider, beginning on page 15 of this Supplement. In all other respects, the NY Income Plus for Life 12.08 Rider is the same as the Income Plus for Life 12.08 Rider.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program. Please read "Life Expectancy Distribution Program" for additional information on withdrawals under that program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus for Life 12.08 Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1/2, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider's effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 times 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 minus $5,625, or $84,375.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider. (See "Settlement Phase" in this section, below.)

Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VIII. Federal Tax Matters" in the annuity prospectus).

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of any withdrawal charges) each Contract Year without affecting the Benefit Base. If your total Withdrawal Amounts during a Contract Year exceed the Lifetime Income Amount, however, we will reduce the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

After we reduce the Benefit Base, we will reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus for Life 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, you would reduce your Contract Value by 10% ($10,000/$100,000) and since this is an Excess Withdrawal we would reduce your Benefit Base by the same percentage ($110,000 x .10 = $11,000). The Benefit Base after the Excess Withdrawal would be $99,000 ($110,000 - $11,000) and the Lifetime Income Amount would be $4,950 (.05 x $99,000).

EXCESS WITHDRAWALS, WITH LIMITED EXCEPTIONS, LOWER YOUR LIFETIME INCOME AMOUNT. IF YOU HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) THE REDUCTION COULD BE SIGNIFICANTLY MORE THAN THE AMOUNT OF THE EXCESS WITHDRAWAL.

In certain circumstances, we will not reduce the Benefit Base and/or the Lifetime Income Amount, even where a Withdrawal Amount would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" in this section, below).

We do not reduce your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount. Any applicable withdrawal charges cannot cause a withdrawal to exceed the Lifetime Income Amount.

The Income Plus for Life 12.08 Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see Settlement Phase in this section, below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Settlement Phase," in this section, below). The Income Plus for Life 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value and your death benefit (see "Death Benefit During Accumulation Period" in "V. Description of the Contract" in the annuity prospectus) each time you take a withdrawal.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by one or more Bonuses if you take no withdrawals during one or more of the first 10 Contract Years, even if you do take withdrawals during other of those 10 Contract Years; or

     - if greater, to a Target Amount on the Contract Anniversary at the end of 10 Contract Years following purchase of the Rider; and

     - by other applicable Bonuses if you take no withdrawals during certain Contract Years following the first 10 Contract Years;

     - by any applicable Step-up to reflect certain increases in Contract Value; and

     - to reflect certain Additional Purchase Payments (see "Purchase Payments" in "V. Description of the Contract" in the annuity prospectus).

TARGET AMOUNT (NOT AVAILABLE WITH NY INCOME PLUS FOR LIFE 12.08). The Target Amount is 170% of all "Adjusted Purchase Payments" made in the first Contract Year after you purchase the Rider plus 100% of all subsequent "Adjusted Purchase Payments" you make (subject to our Purchase Payment limits) until the 10th Contact Anniversary after the effective date of the Rider. We call this the Target Date.

"Adjusted Purchase Payments," for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

On the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the Benefit Base immediately preceding the Target Date, as increased by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

We will reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus for Life 12.08 Rider until the applicable Target Date. We will increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we will also increase the Target Amount to reflect favorable investment performance.

In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

EXAMPLE: Assume you purchase a Contract with an Income Plus for Life 12.08 Rider with an initial Purchase Payment of $100,000, and make an Additional Purchase Payment of $25,000 in the second Contract Year. The Target Amount is: (170% x $100,000) + (100% x $25,000) = $195,000.

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base on each Contract Anniversary during one or more Lifetime Income Bonus Periods if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% of the Benefit Base immediately after the latest Step-up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction. This means that a Bonus will not decrease after the latest Step-up and will not increase after the latest reduction.

For Contracts issued in New York, the Bonus will be equal to:

     - 6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 6% of the Benefit Base immediately after the latest Step-up (if greater than the amount used to calculate the previous Bonus) or reduction of the Benefit Base (if less than the amount used to calculate the previous Bonus), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction. This means that a Bonus will not decrease after the latest Step-up and will not increase after the latest reduction.

     - During the Lifetime Income Bonus Period, if you take no withdrawals in a Contract Year that begins on or after you attain age 61, the Bonus rate on the following Contract Anniversary will be 7%.

Bonuses are credited on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how the Bonus is credited, please see Example 1a. in Appendix B: "Guaranteed Minimum Withdrawal Benefit Examples" in the annuity prospectus.

The Target Amount provides the equivalent of the first 10 Lifetime Income Bonuses, assuming you receive no Step-ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus for Life 12.08 Rider. (In that case, the Target Amount does not provide amounts in addition to these cumulative Lifetime Income Bonuses.) If you take a withdrawal prior to the Target Date, we will reduce the Target Amount on a pro rata basis, and we will not apply a Bonus for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus for Life
12.08 Rider based on the value of its other features.

We will not apply any Lifetime Income Bonus or Target Amount adjustment, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

In certain marketing materials, the Bonus may be referred to as the "Deferral Credit."

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base (including any Bonus) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see the "Other Account Fees deducted from Contract Value" table in this Supplement, above). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased.

Step-ups may occur only while the Income Plus for Life 12.08 Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-ups.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy." For purposes of Income Plus for Life 12.08, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Nonqualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Income Plus for Life 12.08.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. In addition, if you purchased the Rider before the Covered Person attains age 58 1/2 (age 61 for NY Income Plus for Life 12.08 Riders) and you take the withdrawal before the Lifetime Income Date, we will reduce your Benefit Base by the amount of the withdrawal. On or after the Lifetime Income

Date, we will not, however, reduce your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's Settlement Phase, however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code.

SETTLEMENT PHASE. The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. We automatically make settlement payments during Income Plus for Life 12.08's Settlement Phase. The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life 12.08 Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept Additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life 12.08 benefit during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

     - If you purchased the Income Plus for Life 12.08 Rider before the Covered Person attained age 58 1/2 (age 61 for NY Income Plus for Life
          12.08 Rider), and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life 12.08 will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

                            THEN
IF THE DECEASED OWNER IS:   INCOME PLUS FOR LIFE 12.08:
-------------------------   ---------------------------
1. Not the Covered Person   -    may continue if the Beneficiary elects to
                                 continue the Contract within the time we permit
                                 under our administrative rules. We will
                                 automatically increase the Benefit Base to
                                 equal the initial death benefit we determine,
                                 if the death benefit is greater than the
                                 Benefit Base prior to our determination. We
                                 will also recalculate the Lifetime Income
                                 Amount to equal 5% of the recalculated Benefit
                                 Base and will assess the Rider Fee based on the
                                 recalculated Benefit Base.

                            - enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

                            -    continues to be eligible for any remaining
                                 Bonus amounts and Step-ups, and a Target Amount adjustment, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-ups if we increase the rate of the Income Plus for Life
                                 12.08 fee at that time.

2. The Covered Person       -    ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus for Life 12.08 continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus for Life 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate the Income Plus for Life 12.08 Rider once it is in effect. However, the Income Plus for Life 12.08 Rider will terminate automatically upon the earliest of:

          - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

          -    the date an Annuity Option begins;

          -    the date the Contract Value and the Benefit Base both equal zero;

          -    the death of the Covered Person;

          - the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any exchange program that we may make available; or

          -    termination of the Contract.

You should consult with your financial professional to assist you in determining whether an Income Plus for Life 12.08 Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must reach the Lifetime Income Date and remain living for you to receive certain benefits. Furthermore, Income Plus for Life limits the Investment Options otherwise available under the Contract, requires you to defer taking withdrawals to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the annuity prospectus. You should carefully consider each of these factors before deciding if Income Plus for Life
12.08 is suitable for your needs, especially at older ages.

Income Plus for Life - Joint Life 12.08

The main differences between Income Plus for Life - Joint Life 12.08 and Income Plus for Life 12.08 are:

     - Income Plus for Life - Joint Life 12.08 offers a Lifetime Income Amount of 4.75% (4.50% in New York), where Income Plus for Life 12.08 offers a Lifetime Income Amount of 5%; and

     - Income Plus for Life - Joint Life 12.08 guarantees withdrawals for the lives of two Covered Persons (spouses), commencing on the Contract Anniversary after the younger spouse attains age 58 1/2 (61 in New
          York), where Income Plus for Life 12.08 guarantees withdrawals for the life of one Covered Person, commencing on the Contract Anniversary after that person attains age 58 1/2 (61 in New York).

In the discussions of the Income Plus for Life - Joint Life 12.08 features on pages 9 through 14 of this Supplement, we have noted several differences between the version of the Income Plus for Life - Joint Life 12.08 Rider issued in the state of New York (the "NY Income Plus for Life - Joint Life 12.08 Rider") and the Income Plus for Life - Joint Life 12.08 Rider available outside of New York. We also provide examples to illustrate hypothetical results of Contracts with a NY Income Plus for Life - Joint Life 12.08 Rider, beginning on page 15 of this Supplement. In all other respects, the NY Income Plus for Life - Joint Life
12.08 Rider is the same as the Income Plus for Life - Joint Life 12.08 Rider.

OVERVIEW. The Income Plus for Life - Joint Life 12.08 Rider provides a guaranteed minimum withdrawal benefit, called the Lifetime Income Amount during the Accumulation Period. This is the amount we guarantee to be available for you to withdraw from your Contract each year, beginning on a Lifetime Income Date. The Lifetime Income Date depends on the age of the Covered Persons when you purchase the Rider. If both you and your spouse are age 58 1/2 or older (61 or older in New York) when you purchase the Income Plus for Life - Joint Life 12.08 Rider, the Lifetime Income Date will be the Rider's effective date. We calculate the Lifetime Income Amount on the Lifetime Income Date. If the Lifetime Income Date coincides with the Rider's effective date, assuming you purchase the Rider when you purchase your Contract, the initial Lifetime Income Amount equals 4.75% (4.50% in New York) of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, we will calculate an initial Lifetime Income Amount on the Lifetime Income Date to equal 4.75% (4.50% in New York) of the Benefit Base in effect at that time. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life - Joint Life
12.08 guarantees that we will make the Lifetime Income Amount benefit available to you, as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant. Because we provide our guarantee over the lifetimes of two Covered Persons under the Income Plus for Life - Joint Life 12.08 Rider, we calculate a lower Lifetime Income Amount than we do under the Income Plus for Life 12.08 Rider.

If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more Lifetime Income Bonuses. We also may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we step up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program. Please read "Life Expectancy Distribution Program" in this section, below, for additional information on withdrawals under that program.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider. (See "Settlement Phase" in this section, below.)

Note: Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VIII. Federal Tax Matters" in the annuity prospectus).

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of any withdrawal charges) each Contract Year without affecting the Benefit Base. If your total Withdrawal Amounts during a Contract Year exceed the Lifetime Income Amount, however, we will reduce the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

After we reduce the Benefit Base, we will reduce the Lifetime Income Amount to equal 4.75% (4.50% in New York) of the new Benefit Base. We also will reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE: Assume that you purchase a Contract outside of New York with an Income Plus for Life - Joint Life 12.08 Rider when you and your spouse, the Covered Persons under the Rider, are both older than 58 1/2 (61 in New York). (Since you are both over age 58 1/2 (61 in New York) at the time of purchase, your initial Benefit Base equals your initial Purchase Payment for the Contract, and your initial Lifetime Income Amount is 4.75% (4.50% in New York) of the Benefit Base.) Now assume that in the eighth Contract Year:

          -    the Contract Value is $80,000,

          -    the Benefit Base is $100,000,

          -    the Lifetime Income Amount is $4,750 ($4,500 in New York),

          -    you take a single $5,000 withdrawal of Contract Value, and

          -    there are no withdrawal charges under your Contract.

Your withdrawal is an Excess Withdrawal because it is in excess of 4.75% (4.50% in New York) of the Benefit Base. Since you have incurred an Excess Withdrawal, we will reduce your Benefit Base. In this case, your Contract Value is reduced by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($100,000 times 0.0625, or $6,250). The Benefit Base after the Excess Withdrawal would be $100,000 minus $6,250, or $93,750. The Lifetime Income Amount after the Excess Withdrawal would be 4.75% of $93,750, or $4,453 (4.50% of $93,750, or $4,218.75 in New York).

EXCESS WITHDRAWALS, WITH LIMITED EXCEPTIONS, LOWER YOUR LIFETIME INCOME AMOUNT. IF YOU HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) THE REDUCTION COULD BE SIGNIFICANTLY MORE THAN THE AMOUNT OF THE EXCESS WITHDRAWAL.

In certain circumstances, we will not reduce the Benefit Base and/or the Lifetime Income Amount, even where a Withdrawal Amount would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as Life Expectancy Distributions under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" in this section, below).

We do not reduce your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus for Life - Joint Life 12.08 Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase" in this section, below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see "Settlement Phase" in this section, below). The Income Plus for Life - Joint Life 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value and your death benefit (see "Death Benefit During Accumulation Period" in "V. Description of the Contract" in the annuity prospectus) each time you take a withdrawal.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

          - by one or more Bonuses if you take no withdrawals during one or more of the first 10 Contract Years, even if you do take withdrawals during other of those 10 Contract Years; or

          - if greater, to a Target Amount on the Contract Anniversary at the end of 10 Contract Years following purchase of the Rider; and

          - by other applicable Bonuses if you take no withdrawals during certain Contract Years following the first 10 Contract Years;

          - by any applicable Step-up to reflect certain increases in Contract Value; and

          - to reflect certain Additional Purchase Payments (see "Purchase Payments" in "V. Description of the Contract" in the annuity prospectus).

TARGET AMOUNT (NOT AVAILABLE WITH NY INCOME PLUS FOR LIFE 12.08). The Target Amount is 170% of all "Adjusted Purchase Payments" made in the first Contract Year after you purchase the Rider plus 100% of all subsequent "Adjusted Purchase Payments" you make (subject to our Purchase Payment limits) until the 10th Contact Anniversary after the effective date of the Rider. We call this the Target Date.

"Adjusted Purchase Payments," for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

On the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

          - the Benefit Base immediately preceding the Target Date, as increased by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

          -    the Target Amount.

We will reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus for Life - Joint Life 12.08 Rider until the applicable Target Date. We will increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we will also increase the Target Amount to reflect favorable investment performance.

In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

EXAMPLE: Assume you purchase a Contract with an Income Plus for Life - Joint Life 12.08 Rider with an initial Purchase Payment of $100,000, and make an Additional Purchase Payment of $25,000 in the second Contract Year. The Target Amount is: (170% x $100,000) + (100% x $25,000) = $195,000.

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base on each Contract Anniversary during one or more Lifetime Income Bonus Periods if you take no withdrawals during the previous Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life - Joint Life 12.08 Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up or the Age 95 Contract Anniversary.

For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 7% of total Purchase Payments to your Contract if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% of the Benefit Base immediately after the latest Step-up (if greater than the amount used to calculate the previous Bonus) or reduction (if less than the amount used to calculate the previous Bonus) of the Benefit Base, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction. This means that a Bonus will not decrease after the latest Step-up and will not increase after the latest reduction.

For Contracts with an Income Plus for Life - Joint Life 12.08 Rider issued in New York, there is no Bonus payable for Contract Years up to and including the Contract Year when the younger of you and your spouse attains age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you and your spouse attains age 61, the Bonus on the following Contract Anniversary will equal:

     - 7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 7% of the Benefit Base immediately after the latest Step-up (if greater than the amount used to calculate the previous Bonus) or reduction of the Benefit Base (if less than the amount used to calculate the previous Bonus), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or reduction. This means that a Bonus will not decrease after the latest Step-up and will not increase after the latest reduction.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Bonuses are credited on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how the Bonus is credited, please see Example 1a. in Appendix B: "Guaranteed Minimum Withdrawal Benefit Examples" in the annuity prospectus.

The Target Amount provides the equivalent of the first 10 Lifetime Income Bonuses, assuming you receive no Step-ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus for Life - Joint Life 12.08 Rider. (In that case, the Target Amount does not provide amounts in addition to these cumulative Lifetime Income Bonuses.) If you take a withdrawal prior to the Target Date, we will reduce the Target Amount on a pro rata basis, and we will not apply a Bonus for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus for Life - Joint Life 12.08 Rider based on the value of its other features.

We will not apply any Lifetime Income Bonus or Target Amount adjustment, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base (including any Bonus) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see the "Other Account Fees deducted from Contract Value" Table in this Supplement, above). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life - Joint Life
12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased.

Step-ups may occur only while the Income Plus for Life - Joint Life 12.08 Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-ups.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us and received by us at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described in "Income Plus for Life 12.08 - Life Expectancy Distribution Program," above. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. Income Plus for Life - Joint Life 12.08 will enter its Settlement Phase as described in "Income Plus for Life 12.08 - Settlement Phase," above, if the Contract Value reduces to zero during a Contract Year, you have taken no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life 12.08 Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept Additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life - Joint Life 12.08 benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

          - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as either Covered Person is living.

          - If you purchased the Income Plus for Life - Joint Life 12.08 Rider before the younger Covered Person attained age 58 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as either Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 4.75% (4.50% in New York) of the Benefit Base at the Lifetime Income Date).

          - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life - Joint Life 12.08 will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply.

If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus for Life - Joint Life 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the nonspousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus for Life - Joint Life 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus for Life - Joint Life 12.08 Rider fee (see the "Other Account Fees deducted from Contract Value" table in this Supplement above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus for Life - Joint Life 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount.

WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus for Life - Joint Life 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus for Life - Joint Life 12.08 Rider's Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount. WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

TERMINATION. The Income Plus for Life - Joint Life 12.08 Rider terminates in accordance with the "Income Plus for Life 12.08 -Termination" section, above.

You should consult with your registered representative to assist you in determining whether the Income Plus for Life - Joint Life 12.08 Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must reach the Lifetime Income Date and remain living for you to receive certain benefits. Furthermore this Rider limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the annuity prospectus. You should carefully consider each of these factors before purchasing an Income Plus for Life - Joint Life 12.08 Rider.

DO YOU HAVE EXAMPLES TO ILLUSTRATE HOW THE INCOME PLUS FOR LIFE 12.08 SERIES RIDERS WORK?

Yes, the following examples provide hypothetical illustrations of the benefits provided under the Income Plus for Life 12.08 Series Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown. These examples are in addition to the basic Contract examples in Appendix B: "Guaranteed Minimum Withdrawal Benefit Examples" in the annuity prospectus.

Please note that in these examples no withdrawal charges apply because each withdrawal is less than the 10% free withdrawal amount allowed under the Contract. See "VII. Charges and Deductions - Withdrawal Charges" in the annuity prospectus.

EXAMPLES 1A, 1B, 1C AND 1D ILLUSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE 12.08 OPTIONAL BENEFIT RIDERS.

EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS.

ALL STATES EXCLUDING NEW YORK. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                                                                                           BENEFIT BASE ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS   LIFETIME INCOME AMOUNT   WITHDRAWAL TAKEN    BONUS            ANNIVERSARY
-------------   -----------------   ----------------------   ----------------   ------     ------------------------
   At issue          $100,000                 N/A                 $    0        $    0            $100,000(1)
       1                    0                 N/A                      0         7,000(2)          107,000(3)
       2                    0                 N/A                      0         7,000             114,000
       3                    0                 N/A                      0         7,000             121,000
       4                    0                 N/A                      0         7,000             128,000
       5                    0                 N/A                      0         7,000             135,000
       6                    0                 N/A                      0         7,000             142,000
       7                    0                 N/A                      0         7,000             149,000
       8                    0                 N/A                      0         7,000             156,000
       9                    0                 N/A                      0         7,000             163,000
      10                    0                 N/A                      0         7,000             170,000
      11                    0              $8,500(4)               8,500             0             170,000
      12                    0               8,500                  8,500             0             170,000
      13                    0               8,500                  8,500             0             170,000
      14                    0               8,500                  8,500             0             170,000
      15                    0               8,500                  8,500             0             170,000
      20                    0               8,500                  8,500             0             170,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person attains age 58 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $170,000 = $8,500).

NEW YORK. Assume a single Purchase Payment of $100,000 at Covered Person's age 51, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                                                           BENEFIT
                      LIFETIME                             BASE ON
CONTRACT   PURCHASE    INCOME    WITHDRAWAL                CONTRACT
  YEAR     PAYMENTS    AMOUNT       TAKEN      BONUS     ANNIVERSARY
--------   --------   --------   ----------   -------    -----------
At issue   $100,000      N/A       $    0      $    0    $100,000(1)
    1             0      N/A            0       6,000(2)  106,000(3)
    2             0      N/A            0       6,000     112,000
    3             0      N/A            0       6,000     118,000
    4             0      N/A            0       6,000     124,000
    5             0      N/A            0       6,000     130,000
    6             0      N/A            0       6,000     136,000
    7             0      N/A            0       6,000     142,000
    8             0      N/A            0       6,000     148,000
    9             0      N/A            0       6,000     154,000
   10             0      N/A            0       6,000     160,000
   11             0   $8,000(4)     8,000           0     160,000
   12             0    8,000        8,000           0     160,000
   13             0    8,000        8,000           0     160,000
   14             0    8,000        8,000           0     160,000
   15             0    8,000        8,000           0     160,000
   20             0    8,000        8,000           0     160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 6% of the total Purchase Payments to date (.06 x $100,000 = $6,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person attains age 61. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $160,000 = $8,000).

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60 (61 in New
York), an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                   LIFETIME
                        BENEFIT     INCOME                                 LIFETIME
                         BASE       AMOUNT                   BENEFIT        INCOME
                         AFTER       AFTER                   BASE ON        AMOUNT
CONTRACT   PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     CONTRACT    ON CONTRACT
 YEAR      PAYMENTS     PAYMENT     PAYMENT      TAKEN     ANNIVERSARY   ANNIVERSARY
--------   --------    --------    --------   ----------   -----------   -----------
At issue   $100,000    $100,000    $5,000           --       $100,000       $5,000
    1        10,000(1)  110,000(1)  5,500(1)    $5,500        110,000        5,500
    2        10,000(2)  114,500(2)  5,725(2)     5,725        114,500        5,725

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals
     ($110,000 + ($10,000 - $5,500) = $114,500). The Lifetime Income Amount is
     calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 58 1/2 (61 in New York), no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base steps up at the end of Contract Years 1, 2 and 3.

                                                   HYPOTHETICAL
                           LIFETIME                  CONTRACT
                            INCOME                   VALUE ON
                            AMOUNT                   CONTRACT       BENEFIT
                             AFTER                  ANNIVERSARY     BASE ON
                PURCHASE   PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
-------------   --------   --------   ----------   ------------   -----------
   At issue     $100,000       --          --             --      $100,000
      1                0   $5,000      $5,000       $102,000       102,000(1)
      2                0    5,100(1)    5,100(1)     103,514       103,514
      3                0    5,176       5,176        105,020       105,020
      4                0    5,251       5,251         94,013(2)    105,020(2)
      5                0    5,251       5,251         78,793       105,020

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will step up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $102,000 = $5,100).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON ADDITIONAL PURCHASE PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment of $100,000 at age 61, Additional Purchase Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

                LIFETIME INCOME                            HYPOTHETICAL               LIFETIME
                 AMOUNT BEFORE    PURCHASE    WITHDRAWAL     CONTRACT      BENEFIT     INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS      TAKEN          VALUE        BASE       AMOUNT
-------------   ---------------   --------    ----------   ------------   --------    --------
   At issue              --       $100,000         --        $105,000     $100,000    $5,000
       1             $5,000              0    $10,000(1)       85,000       89,474(1)  4,474(1)
       2              4,474         10,000(2)       0          93,500       99,474(2)  4,974(2)
      12              4,974              0          0         120,000      120,000     6,000
      13              6,000         10,000(3)       0         130,000      130,000(3)  6,500(3)
      14              6,500              0      6,500         123,500      130,000     6,500
      15              6,500         10,000(4)       0         130,000      133,500(4)  6,675(4)

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,000. We will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the withdrawal ($100,000 - $100,000 x $10,000/$95,000 =
     $100,000 - $10,526 = $89,474). We will also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base (.05 x $89,474 = $4,474).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the latest reduction of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $99,474 ($89,474 + $10,000). The new Lifetime Income Amount is .05 x $99,474 = $4,974.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .05 x $130,000 = $6,500.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $6,500 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Purchase Payment. The new Benefit Base equals $133,500 ($130,000 + $10,000 - $6,500). The new Lifetime Income Amount is .05 x $133,500 = $6,675.

EXAMPLES 2A, 2B, 2C AND 2D ILLUSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE - JOINT LIFE 12.08 OPTIONAL BENEFIT RIDERS.

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS.

ALL STATES EXCLUDING NEW YORK. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.

                                                               BENEFIT
                           LIFETIME                            BASE ON
                PURCHASE    INCOME    WITHDRAWAL               CONTRACT
CONTRACT YEAR   PAYMENTS    AMOUNT       TAKEN      BONUS    ANNIVERSARY
-------------   --------   --------   ----------   ------    -----------
   At issue     $100,000      N/A       $    0     $    0    $100,000(1)
       1               0      N/A            0      7,000(2)  107,000(3)
       2               0      N/A            0      7,000     114,000
       3               0      N/A            0      7,000     121,000
       4               0      N/A            0      7,000     128,000
       5               0      N/A            0      7,000     135,000
       6               0      N/A            0      7,000     142,000
       7               0      N/A            0      7,000     149,000
       8               0      N/A            0      7,000     156,000
       9               0      N/A            0      7,000     163,000
      10               0      N/A            0      7,000     170,000
      11               0   $8,075(4)     8,075          0     170,000
      12               0    8,075        8,075          0     170,000
      13               0    8,075        8,075          0     170,000
      14               0    8,075        8,075          0     170,000
      15               0    8,075        8,075          0     170,000
      20               0    8,075        8,075          0     170,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 58 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 x $170,000 = $8,075).

NEW YORK. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 58, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken beginning in year 14. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 14 years from issue.


                                                                           BENEFIT
                  AGE AT               LIFETIME                            BASE ON
                BEGINNING   PURCHASE    INCOME    WITHDRAWAL               CONTRACT
CONTRACT YEAR    OF YEAR     PAYMENT    AMOUNT       TAKEN      BONUS    ANNIVERSARY
-------------   ---------   --------   --------   ----------   ------    -----------
   At issue         58      $100,000     N/A        $    0     $    0    $100,000(1)
       1            58             0     N/A             0          0     100,000
       2            59             0     N/A             0          0     100,000
       3            60             0     N/A             0          0     100,000
       4            61             0   4,500(2)          0      7,000(3)  107,000(4)
       5            62             0   4,815             0      7,000     114,000
       6            63             0   5,130             0      7,000     121,000
       7            64             0   5,445             0      7,000     128,000
       8            65             0   5,760             0      7,000     135,000
       9            66             0   6,075             0      7,000     142,000
      10            67             0   6,390             0      7,000     149,000
      11            68             0   6,705             0      7,000     156,000
      12            69             0   7,020             0      7,000     163,000
      13            70             0   7,335             0      7,000     170,000
      14            71             0   7,650         7,650          0     170,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.

(2) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person attains age 61. The Lifetime Income Amount is initially equal to 4.5% of the Benefit Base at that time (.045 x $100,000 = $4,500).

(3) In this example, there is no withdrawal during the Contract Year that begins on the Anniversary after the younger Covered Person attains age 61, so a Bonus will be added to the Benefit Base. The Bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(4) Following a Bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the Bonus increased by the amount of the Bonus ($100,000 + $7,000 = $107,000).

EXAMPLE 2B.

ALL STATES EXCLUDING NEW YORK. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 60 (61 in New York), an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                         LIFETIME
                                          INCOME                                 LIFETIME
                              BENEFIT     AMOUNT                   BENEFIT       INCOME
                            BASE AFTER     AFTER                   BASE ON      AMOUNT ON
                PURCHASE     PURCHASE    PURCHASE   WITHDRAWAL     CONTRACT      CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT     PAYMENT     TAKEN      ANNIVERSARY   ANNIVERSARY
-------------   --------    ----------   --------   ----------   -----------   -----------
   At issue     $100,000    $100,000     $4,750           --       $100,000       $4,750
      1           10,000(1)  110,000(1)   5,225(1)    $5,225        110,000        5,225
      2           10,000(2)  114,775(2)   5,452(2)     5,452        114,775        5,452

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $110,000 = $5,225).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,225) = $114,775). The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 x $114,775 = $5,451.81).

NEW YORK. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 61, an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                         LIFETIME
                                          INCOME                                LIFETIME
                              BENEFIT     AMOUNT                   BENEFIT       INCOME
                            BASE AFTER     AFTER                   BASE ON      AMOUNT ON
                PURCHASE     PURCHASE    PURCHASE   WITHDRAWAL     CONTRACT      CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT     PAYMENT      TAKEN     ANNIVERSARY   ANNIVERSARY
-------------   --------    ----------   --------   ----------   -----------   -----------
   At issue     $100,000    $100,000     $4,500            --      $100,000       $4,500
      1           10,000(1)  110,000(1)   4,950(1)     $4,950       110,000        4,950
      2           10,000(2)  115,050(2)   5,177(2)      5,177       115,050        5,177

(1) In this example, there is an Additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.5% of the Benefit Base immediately after the Purchase Payment (.045 x $110,000 = $4,950).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $4,950) = $115,050). The Lifetime Income Amount is calculated as 4.5% of the Benefit Base immediately after the Purchase Payment (.045 x $115,050 = $5,177).

EXAMPLE 2C.

ALL STATES EXCLUDING NEW YORK. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 58 1/2 of the youngest Covered Person, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                    HYPOTHETICAL
                            LIFETIME                  CONTRACT
                             INCOME                   VALUE ON
                             AMOUNT                   CONTRACT
                              AFTER                  ANNIVERSARY   BENEFIT BASE
                PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO      ON CONTRACT
CONTRACT YEAR   PAYMENTS     PAYMENT     TAKEN        RIDER FEE     ANNIVERSARY
-------------   --------    --------   ----------   ------------   ------------
  At issue      $100,000        --         --             --        $100,000
      1                0    $4,750      $4,750      $102,250         102,250
      2                0     4,857(1)    4,857(1)    104,025         104,025(1)
      3                0     4,941       4,941       105,800         105,800
      4                0     5,026       5,026        94,977(2)      105,800(2)
      5                0     5,026       5,026        79,882         105,800

(1) At the end of Contract Year 1, the Contract Value in this example, $102,250 is greater than the Benefit Base of $100,000. The Benefit Base will step up to equal the Contract Value of $102,250. The Lifetime Income Amount will equal 4.75% of the new Benefit Base (.0475 x $102,250 = $4,856.88).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,977 is less than the Benefit Base of $105,800. The Benefit Base will remain at $105,800.

NEW YORK. Assume a single Purchase Payment of $100,000 at age 61 of the youngest Covered Person, no Additional Purchase Payments are made, and withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Benefit Base steps up at the end of Contract Years 1, 2 and 3.

                                                    HYPOTHETICAL
                            LIFETIME                  CONTRACT
                             INCOME                   VALUE ON
                             AMOUNT                   CONTRACT
                              AFTER                  ANNIVERSARY   BENEFIT BASE
                PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO      ON CONTRACT
CONTRACT YEAR   PAYMENTS     PAYMENT     TAKEN        RIDER FEE     ANNIVERSARY
-------------   --------    --------   ----------   ------------   ------------
   At issue     $100,000        --          --             --       $100,000
      1                0    $4,500      $4,500       $102,500        102,500
      2                0     4,613(1)    4,613(1)     104,539        104,539(1)
      3                0     4,704       4,704        106,587        106,587
      4                0     4,796       4,796         95,954(2)     106,587(2)
      5                0     4,796       4,796         80,988        106,587

(1) At the end of Contract Year 1, the Contract Value in this example, $102,500 is greater than the Benefit Base of $100,000. The Benefit Base will step up to equal the Contract Value of $102,500. The Lifetime Income Amount will equal 4.5% of the new Benefit Base (.045 x $102,500 = $4,613).

(2) At the end of Contract Year 4, the Contract Value in this example, $95,954 is less than the Benefit Base of $106,587. The Benefit Base will remain at $106,587.

EXAMPLE 2D.

ALL STATES EXCLUDING NEW YORK. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON ADDITIONAL PURCHASE PAYMENTS APPLIED TO THE BENEFIT BASE. Assume an initial Purchase Payment on or after June 2, 2008 of $100,000 at age 60, Additional Purchase Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

                LIFETIME INCOME                            HYPOTHETICAL                  LIFETIME
                 AMOUNT BEFORE    PURCHASE    WITHDRAWAL     CONTRACT                     INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS       TAKEN         VALUE      BENEFIT BASE    AMOUNT
-------------   ---------------   --------    ----------   ------------   ------------   --------
   At issue              --       $100,000         --        $105,000      $100,000      $4,750
       1             $4,750              0    $10,000(1)       85,000        89,474(1)    4,250(1)
       2              4,038         10,000(2)       0          93,500        99,474(2)    4,725(2)
      12              4,513              0          0         120,000       120,000       5,700
      13              5,700         10,000(3)       0         130,000       130,000(3)    6,175(3)
      14              6,175              0      6,175         123,825       130,000       6,175
      15              6,175         10,000(4)       0         130,000       133,825(4)    6,357(4)

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,750. We will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the withdrawal ($100,000 - $100,000 x $10,000/$95,000 =
     $100,000 - $10,526 = $89,474). We will also reduce the Lifetime Income Amount to equal 4.75% of the new Benefit Base (.0475 x $89,474 = $4,250).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the latest reduction of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $99,474 ($89,474 + $10,000). The new Lifetime Income Amount is .0475 x $99,474 =
     $4,725.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0475 x $130,000 = $6,175.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $6,175 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Purchase Payment. The new Benefit Base equals $133,825 ($130,000 + $10,000 - $6,175). The new Lifetime Income Amount is .0475 x
     $133,825 = $6,357.

NEW YORK. Assume an initial Purchase Payment of $100,000 at age 61, Additional Purchase Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

                LIFETIME INCOME                            HYPOTHETICAL                  LIFETIME
                 AMOUNT BEFORE    PURCHASE    WITHDRAWAL     CONTRACT                     INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS       TAKEN         VALUE      BENEFIT BASE    AMOUNT
-------------   ---------------   --------    ----------   ------------   ------------   --------
   At issue              --       $100,000         --        $100,000      $100,000      $4,500
       1             $4,500              0    $10,000(1)       85,000        89,474(1)    4,026(1)
       2              4,026         10,000(2)       0          93,500        99,474(2)    4,476(2)
      12              4,476              0          0         120,000       120,000       5,400
      13              5,400         10,000(3)       0         130,000       130,000(3)    5,850(3)
      14              5,850              0      5,850         124,150       130,000       5,850
      15              5,850         10,000(4)       0         130,325       134,150(4)    6,037(4)

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,500. We will reduce the Benefit Base in the same proportion as the Contract Value is reduced (i.e., by the entire amount of the withdrawal: $100,000 - ($100,000 x $10,000/$95,000) = $100,000 - $10,526 = $89,474). We will also reduce the Lifetime Income Amount to equal 4.50% of the new Benefit Base (.0450 x $89,474 = $4,026).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the latest reduction of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $99,474 ($89,474 + $10,000). The new Lifetime Income Amount is .0450 x $99,474 =
     $4,476.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0450 x $130,000 = $5,850.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $5,850 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Purchase Payment. The new Benefit Base equals $134,150 ($130,000 + $10,000 - $5,850). The new Lifetime Income Amount is .0450 x
     $134,150 = $6,037.

In order to reflect the availability of Income Plus for Life 12.08 Series Riders, the following sections of Appendix E: "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" in the annuity prospectus now read as follows:

Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders

This section describes the conditions under which you may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for one of the following optional guaranteed minimum withdrawal benefit Riders after you purchase a Contract:

     - Income Plus for Life 12.08 (if available in your state on your Contract Anniversary; otherwise Income Plus for Life (Quarterly Step-up Review) or Income Plus for Life (Annual Step-up Review), as applicable); or

     - Income Plus for Life - Joint Life 12.08 )(if available in your state on your Contract Anniversary; otherwise Income Plus for Life - Joint Life (Quarterly Step-up Review) or Income Plus for Life - Joint Life (Annual Step-up Review), as applicable); or

     - Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     -    Principal Returns.

Any exchange of Riders is subject to the availability of the new Rider and/or this exchange program in your state.

                                      (...)

     - Age Restrictions - Once you turn 81, you will not be eligible to purchase a new guaranteed minimum withdrawal benefit Rider. You and your spouse must both be less than age 81 to purchase a new Income Plus for Life - Joint Life 12.08 Rider.

     - Settlement Phase Restriction - Your Contract must not be in the Settlement Phase under an existing guaranteed minimum withdrawal benefit Rider for you to elect to purchase a new guaranteed minimum withdrawal benefit Rider. The Settlement Phase occurs only when your Contract Value declines to zero and your existing guaranteed minimum withdrawal benefit Rider still has guaranteed benefits.

     - Different Rider - You cannot exchange your existing guaranteed minimum withdrawal benefit Rider for the same type of guaranteed minimum withdrawal benefit Rider (i.e., Income Plus for Life 12.08 for Income Plus for Life 12.08; Income Plus for Life - Joint Life 12.08 for Income Plus for Life - Joint Life 12.08; Principal Plus for Life for Principal Plus for Life; Principal Plus for Life Plus Automatic Annual Step-up for Principal Plus for Life Plus Automatic Annual Step-up; or Principal Returns for Principal Returns) unless we agree otherwise.

                                      (...)

In states where Income Plus for Life 12.08 Series Riders are available, please refer to the Rider fees in the "Other Account Fees deducted from Contract Value" table in this Supplement, above, and in the "Fees deducted from Contract Value" table in Appendix E: "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" in the annuity prospectus. Throughout the rest of Appendix E, please read any references to the "Income Plus for Life (Quarterly Step-up Review)" or "Income Plus for Life - Joint Life (Quarterly Step-up Review)" Riders as a reference, respectively, to the "Income Plus for Life 12.08" or "Income Plus for Life - Joint Life 12.08" Riders.

1303137:1208   333-71072   333-138846
               333-70728   033-79112
               333-70850   333-83558
               333-71074   333-61283